UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 4/30

Date of reporting period: 7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

First Security Municipal Bond Fund

Schedule of Investments (Unaudited)

July 31, 2016

Principal		Fair Value
Municipal Bonds — 81.3%
Alabama — 1.0%
100,000	City of Cullman, GO, 5.00%, 7/1/21	$117,339

Arizona — 2.5%
150,000	City of Glendale, Senior Excise Tax, Revenue, 4.00%, 7/1/29	173,346

100,000	Glendale Union School District No. 205, Series C, (BAM), GO, 5.00%, 7/1/27	120,778

		294,124

Arkansas — 26.9%
150,000	Arkadelphia School District No. 1, GO, 3.00%, 5/1/26	157,172

350,000	Arkansas State University, Student Fee Jonesboro Campus, Series B, Revenue, 4.00%, 12/1/28	395,895

150,000	Arkansas State, Development Finance Authority, Episcopal Collegiate School, Revenue, 3.75%, 10/1/31	152,565

100,000	Batesville School District No. 1, GO, 3.00%, 2/1/19	105,042

100,000	Bentonville School District No. 6, GO, 3.00%, 6/1/21	107,788

200,000	City of Bryant, Revenue, 3.38%, 2/1/36	203,362

75,000	City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/24	92,882

265,000	City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/27	330,736

150,000	Lake Hamilton School District No. 5, GO, 3.00%, 4/1/29	154,563

180,000	Pine Bluff School District No. 3, GO, 3.00%, 2/1/25	189,205

350,000	Pulaski County Arkansas Children’s Hospital, Revenue, 5.00%, 3/1/29	438,406

100,000	Pulaski County Public Facilities Board, Baptist Health, Revenue, 5.00%, 12/1/39	118,439

50,000	Pulaski Technical College, Revenue, (BAM), 3.00%, 9/1/25	52,673

100,000	Springdale Public Facilities Board Arkansas Children’s Northwest Hospital, Revenue, 5.00%, 3/1/25 (a)	126,144

100,000	Springdale Public Facilities Board Arkansas Children’s Northwest Hospital, Revenue, 5.00%, 3/1/28 (a)	126,839

Principal		Fair Value
25,000	University of Arkansas, Medical Sciences, Series A, Revenue, 5.00%, 12/1/26	$29,387

150,000	University of Arkansas, Revenue, 5.00%, 10/1/29	190,255

150,000	University of Arkansas, Revenue, 5.00%, 10/1/30	190,399

		3,161,752

Florida — 2.4%
100,000	City of Winter Park Electric, Revenue, 5.00%, 10/1/25	128,962

150,000	Orange County Water Utility System, Revenue, 3.00%, 10/1/32	154,943

		283,905

Kansas — 3.2%
100,000	Ford County Unified School District No. 443, Series A, (BAM), GO, 5.00%, 3/1/24	124,495

125,000	Johnson County Unified School District No. 229, Series A, GO, 3.00%, 10/1/29	132,883

100,000	Kansas State University Development Finance Authority, Series A, Revenue, 4.00%, 3/1/28	113,245

		370,623

Kentucky — 2.6%
150,000	Kenton County School District Finance Corp., Revenue, (SEEK), 4.00%, 2/1/28	172,189

110,000	Kentucky State Property & Building Commission, Prerefunded, Revenue, 5.50%, 11/1/28	121,840

15,000	Kentucky State Property & Building Commission, Revenue, 5.50%, 11/1/28	16,519

		310,548

Louisiana — 3.4%
150,000	City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 9/1/29	180,925

200,000	Monroe Special School District, GO, 4.00%, 3/1/28	224,882

		405,807

Mississippi — 4.5%
250,000	City of Tupelo, GO, 4.00%, 7/1/20	277,962

50,000	Rankin County School District, GO, 5.00%, 10/1/20	58,265

150,000	University of Mississippi Educational Building Corp., Series A, Revenue, 5.00%, 10/1/25	191,386

		527,613

Missouri — 1.8%
200,000	Lincoln County Public Water Supply District No. 1, COP, 4.00%, 7/1/31	214,628

Oklahoma — 0.7%
75,000	University of Oklahoma/The Health Sciences Center, Series A, Revenue, 4.60%, 7/1/26	80,261

Pennsylvania — 1.6%
150,000	Pennsylvania Turnpike Commission, Series A-1, Revenue, 5.00%, 12/1/29	185,587

See accompanying notes which are an integral part of this schedule of investments.

Principal		Fair Value
Texas — 29.7%
115,000	City of Arlington, Series A, GO, 3.00%, 8/15/30	$122,175

50,000	City of Baytown, GO, 5.00%, 2/1/26	61,973

100,000	City of Corinth, GO, 5.00%, 2/15/27	127,615

250,000	City of Denton, GO, 5.00%, 2/15/26	323,342

150,000	City of Georgetown, GO, 5.00%, 8/15/25	192,154

100,000	City of McAllen Waterworks & Sewer system, Revenue, 4.00%, 2/1/28	115,233

110,000	City of Mesquite Waterworks & Sewer System, Revenue, 5.00%, 3/1/25	138,060

65,000	City of Pflugerville, GO, 5.00%, 8/1/24	77,854

100,000	City of San Marcos, GO, 5.00%, 8/15/28	123,246

230,000	City of Waxahachie, Series A, GO, 4.00%, 8/1/31	261,653

285,000	Crowley Independent School District, Series B, GO, (PSF - GTD), 4.00%, 8/1/28	330,945

200,000	Edinburg Consolidated Independent School District, GO, (PSF - GTD), 5.00%, 2/15/28	255,030

90,000	El Paso County Hospital District, Series A, (AGC), GO, 4.80%, 8/15/28	97,037

50,000	Garland Independent School District, (PSF - GTD), GO, 5.00%, 2/15/29	57,472

150,000	Harris County Cultural Education Facilities Finance Corp., Baylor College of Medicine, Revenue, 3.00%, 11/15/32	149,612

50,000	Hidalgo County Drain District No. 1, Prerefunded, (AMBAC), GO, 4.00%, 9/1/19	50,140

100,000	La Porte Independent School District, GO, 5.00%, 2/15/27	119,081

200,000	McKinney Independent School District, (PSF - GTD), GO, 4.00%, 2/15/29	233,050

150,000	Midland Independent School District, (PSF - GTD), GO, 5.00%, 2/15/29	187,138

150,000	San Jacinto Community College District, GO, 5.00%, 2/15/34	165,836

100,000	San Jacinto River Authority, Revenue, (AGM), 5.00%, 10/1/32	111,256

100,000	Tarrant Regional Water District, Revenue, 4.00%, 3/1/32	114,076

70,000	Weatherford Independent School District, (PSF - GTD), GO, 5.00%, 2/15/23	86,320

		3,500,298

Washington — 1.0%
100,000	Port Everett, Revenue, 4.00%, 12/1/31 (a)	112,215

		Fair Value
Total Municipal Bonds (Cost $9,371,515)		$9,564,700

Money Market Securities — 28.4%

Shares
3,345,279	Federated Municipal Obligations Fund, Wealth Shares, 0.35% (b)	3,345,279

Total Money Market Securities (Cost $3,345,279)		3,345,279

Total Investments (Cost $12,716,794) — 109.7%		12,909,979

Liabilities in Excess of Other Assets — (9.7)%		(1,142,353)

Net Assets — 100.0%		$11,767,626

(a)	Security purchased on a when-issued basis.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2016.

AGC – Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

BAM – Build America Mutual Assurance Co.

COP – Certificate of Participation

GO – General Obligation

PSF-GTD – Permanent School Fund Guaranteed

SEEK – Support Education Excellence in Kentucky Funding Program

See accompanying notes which are an integral part of this schedule of investments.

As of July 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$198,783
Gross Unrealized Depreciation	(5,598)

Net Unrealized Appreciation (Depreciation)	$193,185

At July 31, 2016, the aggregate cost of securities for federal income tax purposes was $12,716,794 for the First Security Municipal Bond Fund.

First Security Municipal Bond Fund

Notes to the Schedule of Investments

July 31, 2016

(Unaudited)

The First Security Municipal Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For all purposes other than financial reporting, security transactions are accounted for no later than one business day following trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest rate method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

When-Issued Securities and Forward Commitments – The Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 120 days of the commitment to purchase. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no income accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, forward commitment or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund’s total assets would be committed to such transactions. Forward commitment transactions may also be conducted on a “to be announced” basis (“TBA Transaction”). In a TBA Transaction, the approximate purchase price is typically disclosed at the time of commitment, not the identity of the underlying security.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or

First Security Municipal Bond Fund

Notes to the Schedule of Investments - continued

July 31, 2016

(Unaudited)

unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If First Security Fund Advisers, Inc. (the “Adviser”) decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. These securities will generally be categorized as Level 3 securities.

Debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills having a maturity of less than 60 days may be valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity. These securities will generally be categorized as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with Capitol Series Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors

First Security Municipal Bond Fund

Notes to the Schedule of Investments - continued

July 31, 2016

(Unaudited)

such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$9,564,700	$—	$9,564,700
Money Market Securities	3,345,279	—	—	3,345,279

Total	$3,345,279	$9,564,700	$—	$12,909,979

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the period ended July 31, 2016.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	9/13/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	9/13/2016

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	9/13/2016